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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-8042

Federated Insurance Series

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of fiscal year end:    December 31, 2004

Date of reporting period:     July 1, 2003 to June 30, 2004

Item 1.  Proxy Voting Record.
     Federated Fund For U.S. Government Securities II
     Federated Prime Money Fund II
     Federated Quality Bond Fund II
     Federated Total Return Bond Fund II

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

     Federated High Income Bond Fund II

	Proposal			For/Agnst
Issuer Name	Type	Voted	Vote	Mgmt	Ticker	Cusip	Mtg. Date	Mtg. Type
Viatel Holding (Bermuda)					VTLAF	G93447103	04/06/2004	Special
1.00 Increase Authorized Capital	MGMT	YES	FOR	FOR
2.00 Approve Creation of Special Share	MGMT	YES	FOR	FOR
3.00 Amend Articles - Technical	MGMT	YES	FOR	FOR
4.00 Amend Articles - Technical	MGMT	YES	FOR	FOR
AMF Bowling Worldwide, Inc.					AMBWQ	30985105	02/26/2004	Special
1.00 Approve Merger/Acquisition	MGMT	YES	FOR	FOR
McLeodUSA Incorporated					MCLD	582266805	05/21/2004	Annual
1.00 Elect Directors	MGMT	NO	TAKE NO ACTION
2.00 Ratify Selection of Auditors	MGMT	NO	TAKE NO ACTION
NTL Incorporated					NTLI	62940M104	05/06/2004	Annual
1.00 Elect Directors	MGMT	NO	TAKE NO ACTION
2.00 Ratify Selection of Auditors	MGMT	NO	TAKE NO ACTION
3.00 Adopt Stock Option Plan	MGMT	NO	TAKE NO ACTION
4.00 Approve Annual Bonus Plan	MGMT	NO	TAKE NO ACTION
5.00 Adopt Employee Stock Purchase Plan	MGMT	NO	TAKE NO ACTION
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Insurance Series
By (Signature and Title)	/s/ J. Christopher Donahue President - Principal Executive Officer

Insert printed name and title of signing officer    J. Christopher Donahue, President - Principal Executive Officer

Date   August 25, 2004